Borrowings - Summary of Detailed Information About Main Terms of Borrowings (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Of which current portion	€ 35,720	€ 15,370
Of which non-current portion	€ 32,381	€ 18,115
Fosun Fashion Group (Cayman) Limited [member] | Fixed [member] | January 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	6.00%
Expiry date	January 2024
Of which current portion	€ 1,081
Fosun Fashion Group (Cayman) Limited [member] | Fixed [member] | June 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	10.00%
Expiry date	June 2024
Of which current portion	€ 3,640
Fosun Fashion Group (Cayman) Limited [member] | Fixed [member] | October 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	10.00%
Expiry date	October 2024
Of which current portion	€ 1,000
Fosun Fashion Group (Cayman) Limited [member] | Fixed [member] | December 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	10.00%
Expiry date	December 2024
Of which current portion	€ 6,605
Fosun Fashion Group (Cayman) Limited [member] | Fixed [member] | November 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	10.00%
Expiry date	November 2024
Of which current portion	€ 4,000
Sergio Rossi S.p.A [member] | Variable [member] | February 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis	Euribor 3m+4.50%
Expiry date	February 2024
Of which current portion	€ 1,186
Sergio Rossi S.p.A [member] | Variable [member] | September 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis	ECB+6.00%	ECB+6.00%
Expiry date	September 2025	September 2025
Of which current portion	€ 864	€ 784
Of which non-current portion	€ 666	€ 1,502
Sergio Rossi S.p.A [member] | Variable [member] | June 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis	Euribor 3m+1.90%
Expiry date	June 2026
Of which current portion	€ 2,500
Of which non-current portion	€ 3,750
Sergio Rossi S.p.A [member] | Variable [member] | June 2026 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		Euribor 3m+1.90%
Expiry date		June 2026
Of which current portion		€ 2,500
Of which non-current portion		€ 6,250
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | July 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.50%
Expiry date	July 2024
Of which current portion	€ 94
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | August 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.50%
Expiry date	August 2024
Of which current portion	€ 141
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | September 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.50%
Expiry date	September 2024
Of which current portion	€ 109
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | December 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.50%
Expiry date	December 2024
Of which current portion	€ 168
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | November 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.50%
Expiry date	November 2024
Of which current portion	€ 317
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | January 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		7.50%
Expiry date		January 2023
Of which current portion		€ 633
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | February 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		7.50%
Expiry date		February 2023
Of which current portion		€ 75
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | March 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		7.50%
Expiry date		March 2023
Of which current portion		€ 283
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | April 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		7.50%
Expiry date		April 2023
Of which current portion		€ 296
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | May 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		7.50%
Expiry date		May 2023
Of which current portion		€ 294
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | June 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		7.50%
Expiry date		June 2023
Of which current portion		€ 317
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | July 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		7.50%
Expiry date		July 2023
Of which current portion		€ 606
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | August 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		7.50%
Expiry date		August 2023
Of which current portion		€ 269
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | September 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		7.50%
Expiry date		September 2023
Of which current portion		€ 269
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | October 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		7.50%
Expiry date		October 2023
Of which current portion		€ 263
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | November 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		7.50%
Expiry date		November 2023
Of which current portion		€ 229
Fosun Fashion Brand Management Co.,Limited [member] | Fixed [member] | December 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		7.50%
Expiry date		December 2023
Of which current portion		€ 269
Arpge SAS [Member] | Fixed [member] | March 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	9.10%
Expiry date	March 2026
Of which current portion	€ 4,234
Of which non-current portion	€ 17,378
St. John Knits, Inc. [member] | Variable [member] | April 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis	SOFR+6.75%
Expiry date	April 2024
Of which current portion	€ 8,283
St. John Knits, Inc. [member] | Variable [member] | April 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		LIBOR+7.50%
Expiry date		April 2023
Of which current portion		€ 8,283
Fosun Fashion (Shanghai) Consulting Management Co., Ltd. [member] | Fixed [member] | December 2027 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	10.00%	10.00%
Expiry date	December 2027	December 2027
Of which non-current portion	€ 9,787	€ 10,363
Wolford AG [Member] | Variable [member] | June 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis	Euribor 3m+4.00%
Expiry date	June 2029
Of which non-current portion	€ 800
Other borrowings [Member] | Variable [member] | Up to March 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis	4.55%-4.80%
Expiry date	Up to March 2024
Of which current portion	€ 1,498